Share option scheme and restricted stock units	11 Months Ended
Dec. 31, 2019
Disclosure Of Share-Based Payment Arrangements [Abstract]
Share option scheme and restricted stock units
Share option scheme and restricted stock units
At December 31, 2019, the outstanding share options, which include the share options granted to Directors, are shown below:

Date of grant	Exercise price (£)	Number of shares	Date from which exercisable	Expiry date
Approved EMI scheme
April 7, 2011	0.65	5,873	April 8, 2014	April 7, 2021
May 10, 2012	0.60	150,046	May 10, 2014	May 10, 2022
December 24, 2012	0.85	21,500	December 24, 2015	December 24, 2022
January 31, 2013	0.20	72,973	July 31, 2013	January 31, 2023
		250,392
Unapproved scheme
December 18, 2013	0.20	76,364	June 18, 2014	December 18, 2023
July 15, 2014	0.80	100,000	May 30, 2015	May 30, 2023
June 23, 2016	0.01	110,576	July 21, 2016	June 23, 2026
October 19, 2018	0.30	3,941,886	October 19, 2019	October 19, 2028
October 19, 2018	0.30	3,814,970	October 19, 2021	October 19, 2028
March 29, 2019	0.275	4,580,000	March 29, 2020	March 29, 2029
March 29, 2019	0.275	6,500,000	March 29, 2022	March 29, 2029
December 23, 2019	0.21	3,000,000	December 23, 2020	December 23, 2029
December 23, 2019	0.21	850,000	December 23, 2020	December 23, 2029
		22,973,796
		23,224,188
The Group has no legal or constructive obligation to repurchase or settle the options in cash.
The movement in the number of share options is set out below:

`	Weighted average exercise price £	Number of share options
Outstanding at February 1, 2019	0.35	9,168,396
Granted during the year	0.27	15,246,000
Lapsed / surrendered during the year	0.69	(1,190,208)
Exercised during the year	—	—
Number of options outstanding at December 31, 2019	0.27	23,224,188

Outstanding at February 1, 2018	1.43	8,577,236
Granted during the year	0.76	13,081,048
Lapsed / surrendered during the year	1.52	(12,397,841)
Exercised during the year	1.08	(92,047)
Number of options outstanding at January 31, 2019	0.35	9,168,396

During the twelve months ended January 31, 2019, the former executive director (Glyn Edwards), key management and employees voluntarily surrendered options to subscribe for a total of 7,172,054 ordinary shares. The share-based payment expense for the eleven month period ended December 31, 2019, was £0.6 million (year ended January 31, 2019: £4.7 million). This decrease is primarily due to the surrender of share options, resulting in an accelerated share-based payment expense of the remaining fair value of those awards during the twelve months ended January 31, 2019.
As at December 31, 2019, 1,005,072 share options were capable of being exercised with a weighted average exercise price per option of 36 pence (January 31, 2019: 1,029,228 with a weighted average exercise price per option of 82 pence). The options outstanding at December 31, 2019, had a weighted average exercise price per option of 27 pence (January 31, 2019: 35 pence), and a weighted average remaining contractual life of 9.1 years (January 31, 2019: 9.2 years).

27. Share option scheme and restricted stock units (continued)
The fair value per share option award granted and the assumptions used in the calculations are as follows:

Date of grant	Type of award	Number of shares	Exercise price (£)	Share price at grant date (£)	Fair value per option (£)	Award life (years)	Risk free rate
April 07, 2011	EMI	5,873	0.65	0.65	0.47	5.00	2.70%
May 10, 2012	EMI	150,046	0.60	0.52	0.24	5.00	1.00%
December 24, 2012	EMI	21,500	0.85	0.85	0.59	5.00	0.90%
January 31, 2013	EMI	72,973	0.20	0.94	0.74	5.00	1.00%
December 18, 2013	Unapproved	76,364	0.20	1.85	1.65	5.00	1.00%
July 15, 2014	Unapproved	100,000	0.80	0.81	0.65	1.90	0.50%
June 23, 2016	Unapproved	110,576	0.01	1.05	1.04	0.50	0.30%
October 19, 2018	Unapproved	3,941,886	0.30	0.30	0.09	3.00	0.81%
October 19, 2018	Unapproved	3,814,970	0.30	0.30	0.12	3.00	0.90%
March 29, 2019	Unapproved	4,580,000	0.275	0.275	0.1	3	0.63%
March 29, 2019	Unapproved	6,500,000	0.275	0.275	0.12	3	0.63%
December 23, 2019	Unapproved	3,000,000	0.21	0.21	0.08	4	0.54%
December 23, 2019	Unapproved	850,000	0.21	0.21	0.07	3	0.54%
		23,224,188

The key assumptions used in calculating the share-based payments are as follows:

a.	Black-Scholes valuation methodology was used for all share options issued since 2016. These options do not have market-based performance related conditions.

b.
The majority of share option awards made before 2016 had market-based performance related conditions and have been modeled using the Monte-Carlo methodology. The options granted on January 31, 2013, and December 18, 2013, do not have market-based performance related conditions.

c.	Figures in the range of 39%-134% have been used for expected volatility. This has been derived from historic share price performance, weighted to exclude periods of unusually high volatility.

d.	Expected dividend yield is nil, consistent with the Directors’ view that the Group’s business model is to generate value through capital growth rather than the payment of dividends.

e.	The risk-free rate is equal to the prevailing U.K. Gilts rate at grant date that most closely matches the expected term of the grant.

f.	Share options are assumed to be exercised immediately on vesting.

g.	The fair value of share options awarded where there are different vesting installments is the average of the fair values calculated per installment.
At December 31, 2019, the outstanding restricted stock units (‘RSUs’) in the form of nominal-cost options, which have been granted to non-executive directors, are shown below:

Date of grant	Exercise price (£)	Number of shares	Date from which exercisable	Expiry date

January 11, 2019	0.01	692,306	January 11, 2020	December 31, 2020
		692,306

27. Share option scheme and restricted stock units (continued)

The movement in the number of RSUs is set out below:

	Weighted average exercise price £	Eleven Months ended December 31, 2019	Weighted average exercise price £	Year ended January 31, 2019
Outstanding at beginning of period	0.01	814,256	0.01	275,877
Granted during the year	0.01	—	0.01	814,256
Exercised during the year	0.01	(121,950)	0.01	(275,877)
Number of RSUs outstanding at end of period	0.01	692,306	0.01	814,256

As at December 31, 2019, nil RSUs were capable of being exercised (January 31, 2019: nil). The RSUs outstanding at December 31, 2019, had a weighted average exercise price per RSU of 1 penny (January 31, 2019: 1 penny), and a weighted average remaining contractual life of 1 year (January 31, 2019: 1.8 years).
The fair value per RSU award granted and the assumptions used in the calculations are as follows:

Date of grant	Number of shares	Exercise price (£)	Share price at grant date (£)	Fair value per option (£)	Award life (years)	Risk free rate
January 11, 2019	692,306	0.01	0.26	0.25	1.00	0.79%

The key assumptions used in calculating the share-based payments are as follows:

a.	Black-Scholes valuation methodology was used for all RSUs.

b.	Volatility has been estimated at 57%. This has been derived from historical share price performance, weighted to exclude periods of unusually high volatility.

c.	Expected dividend yield is nil, consistent with the Directors’ view that the Group’s business model is to generate value through capital growth rather than the payment of dividends.

d.	The risk-free rate is equal to the prevailing U.K. Gilts rate at grant date that most closely matches the expected term of the grant.

e.	RSUs are assumed to be exercised immediately on vesting.
At December 31, 2019, the outstanding warrants, which have been granted to consultants for services are shown below:

Date of grant	Exercise price (£)	Number of shares	Date from which exercisable	Expiry date

December 24, 2019	0.22	16,793,660	March 24, 2020	December 24, 2029
		16,793,660

As at December 31, 2019, nil consultant warrants were capable of being exercised . The consultant warrants outstanding at December 31, 2019, had a weighted average exercise price of 22 pence and a weighted average remaining contractual life of 9.98 years.

27. Share option scheme and restricted stock units (continued)
The fair value per consultant warrant granted and the assumptions used in the calculations are as follows:

Date of grant	Number of shares	Exercise price (£)	Share price at grant date (£)	Fair value per option (£)	Award life (years)	Risk free rate
December 24, 2019	16,793,660	0.22	0.21	0.06	3.00	0.54%

The key assumptions used in calculating the share-based payments are as follows:

a.	Black-Scholes valuation methodology was used for the consultant warrants.

b.	Volatility has been estimated using a range of 52% to 69%. This has been derived from historical share price performance, weighted to exclude periods of unusually high volatility.

c.	Expected dividend yield is nil, consistent with the Directors’ view that the Group’s business model is to generate value through capital growth rather than the payment of dividends.

d.	The risk-free rate is equal to the prevailing U.K. Gilts rate at grant date that most closely matches the expected term of the grant.

e.	Consultant warrants are assumed to be exercised immediately on vesting.